Other financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Other financial liabilities
Repurchase agreements	$ 27,763	$ 10,604
Interbank placements	4,981	9,884
Accrued interest payable	1,367	2,627
Securities purchased not yet delivered	2,291	1,398
Trade creditors and other accrued expenses	1,250	1,154
Settlement and clearing balances	1,005	1,222
Securities sold short	846	766
Other	1,422	1,560
Total other financial liabilities	40,925	29,215
Parent Entity
Other financial liabilities
Repurchase agreements	27,763	10,604
Interbank placements	4,710	9,834
Accrued interest payable	1,169	2,312
Securities purchased not yet delivered	2,291	1,395
Trade creditors and other accrued expenses	1,045	927
Settlement and clearing balances	989	1,197
Securities sold short	846	766
Other	1,343	1,481
Total other financial liabilities	$ 40,156	$ 28,516